7. Equity instruments	12 Months Ended
Dec. 31, 2020
Equity Instruments
7. Equity instruments
7.	Equity instruments

a) Breakdown

The breakdown, by classification and type, of the balances of “Equity instruments” is as follows:

Thousand of reais	2020	2019	2018

Classification:
Financial Assets Measured At Fair Value Through Profit or Loss Held For Trading	1,818,276	2,029,470	766,333
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss	438,912	171,453	298,297
Financial Assets Measured At Fair Value Through Other Comprehensive Income	72,173	157,306	40,986
Total	2,329,361	2,358,229	1,105,616

Type:
Shares of Brazilian companies	1,953,128	665,027	783,475
Shares of foreign companies	13,617	-	1,933
Investment funds (1)	362,616	1,693,202	320,208
Total	2,329,361	2,358,229	1,105,616
(1)	Composed mainly by investment on fixed income, public and private securities,

b) Changes

The changes in the balance of “Equity instruments – Financial assets measured at fair value through profit or loss held for trading” were as follows:

Thousand of reais	2020	2019	2018

Balance at beginning of year	2,029,470	766,333	489,770
Net additions (disposals)	(211,194)	1,267,243	277,462
Valuation adjustments	-	(4,106)	(899)
Balance at end of year	1,818,276	2,029,470	766,333

The changes in the balance of “Equity instruments – Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss” were as follows:

Thousand of reais	2020	2019	2018

Balance at beginning of year	171,453	298,297	33,368
Net additions (disposals)	19,685	(126,893)	143,291
Valuation adjustments	247,774	49	121,638
Balance at end of year	438,912	171,453	298,297

The changes in the balance of “Equity instruments – Financial Assets Measured At Fair Value Through Other Comprehensive Income” were as follows:

Thousand of reais	2020	2019	2018

Balance at beginning of year	157,306	40,986	1,106,637
Net additions (disposals)	(85,133)	(6,118)	(1,034,219)
Valuation adjustments	-	122,438	(31,432)
Balance at end of year	72,173	157,306	40,986